Investment Objectives and Goals	Feb. 27, 2026
Madison Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Conservative Allocation Fund (the "Fund") seeks income, capital appreciation and relative stability of value.
Madison Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON MODERATE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Moderate Allocation Fund (the "Fund") seeks capital appreciation, income and moderated market risk.
Madison Aggressive Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON AGGRESSIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Aggressive Allocation Fund (the "Fund") seeks capital appreciation.
Madison Diversified Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON DIVERSIFIED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Diversified Income Fund (the "Fund”) seeks a high total return through the combination of income and capital appreciation.
Madison Tax-Free National Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON TAX-FREE NATIONAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Tax-Free National Fund (the "Fund") seeks to receive income from municipal bonds and to distribute that income to shareholders as tax-free dividends.
Madison High Quality Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON HIGH QUALITY BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Madison High Quality Bond Fund (the "Fund") seeks to obtain the highest total investment return within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Madison Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON CORE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Core Bond Fund (the "Fund") seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Madison Covered Call & Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON COVERED CALL & EQUITY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Covered Call & Equity Income Fund (the "Fund") seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.
Madison Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON DIVIDEND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Dividend Income Fund (the "Fund") seeks to produce current income while providing an opportunity for capital appreciation.
Madison Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON LARGE CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Large Cap Fund (the "Fund") seeks long-term capital appreciation.
Madison Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON MID CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Mid Cap Fund (the "Fund") seeks long-term capital appreciation.
Madison Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Small Cap Fund (the "Fund") seeks long-term capital appreciation.